Income tax	12 Months Ended
Dec. 31, 2019
Income Taxes [Abstract]
Income tax
Income tax
The major components of income tax expense are:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Consolidated Statement of Operations
Current income tax expense	$273	$210	$251
Deferred income tax expense (benefit)	27	(1,178)	(1,034)
Income tax expense (benefit) reported in the Consolidated Statement of Operations	$300	$(968)	$(783)

A reconciliation of income taxes computed at the French statutory rate (34.43% for the year ended December 31, 2017 and 28% for the years ended December 31, 2018 and 2019) to the income tax expense (benefit) is as follows:

	Year ended December 31,
	2017	2018	2019
	(in thousands)
Profit (loss) before income taxes	$(25,860)	$(37,192)	$(37,480)
At France’s statutory income tax rate of 28% (34.43% in 2017)	(8,904)	(10,269)	(10,494)
Non-deductible share-based payment expense	564	507	503
Tax credits	(1,152)	(848)	(874)
Permanent differences and other	(329)	(596)	39
Unrecognized benefit of tax losses carryforward	10,121	10,238	10,043
Income tax expense (income) reported in the Consolidated Statement of Operations	$300	$(968)	$(783)

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	Consolidated Statement of Financial Position			Equity			Consolidated Statement of Operations
	December 31,			December 31,			Year ended December 31,
	2017	2018	2019	2017	2018	2019	2017	2018	2019
	(in thousands)			(in thousands)			(in thousands)
Government loan	46	47	46	—	—	—	(1)	—	(1)
Intangible assets	71	71	24	—	—	—	(16)	—	(47)
Lease contracts	—	—	(8)	—	—	—	—	—	(8)
Cash flow hedge	7	(1)	(3)	—	—	—	14	(8)	(2)
Remeasurement of non-monetary accounts	(249)	99	(103)	—	—	—	(502)	348	(202)
Convertible debts and venture debt - liability	798	2,053	1,901	—	1,818	773	798	(563)	(925)
Other provisions and accruals	(22)	(22)	(310)	—	—	—	—	—	(288)
From subsidiaries	52	35	19	—	—	—	30	(17)	(16)
Loss available for offsetting against future taxable income	(651)	(1,591)	(1,137)	—	—	—	(296)	(938)	455
Total	$52	$691	$429	—	$1,818	$773	$27	$(1,178)	$(1,034)

The changes in deferred tax assets and liabilities were as follows :

	2017	2018	2019
	(in thousands)
At January 1st	$22	$52	$691
Tax expense (income) during the year recognized in Profit or Loss	27	(1,178)	(1,034)
Tax expense during the year recognized in equity (1)	—	1,818	773
Effect of foreign exchange	3	(1)	(1)
At December 31st	$52	$691	$429

(1) Relates to the split accounting of the convertible debts and the venture debt issued with an equity component.
As of December 31, 2019 the Company had accumulated tax losses which arose in France of $294,017,000 that are available for offset against future taxable profits of Sequans Communications S.A within a limit of one million euro per year, plus 50% of the profit exceeding this limit. Remaining unapplied losses would continue to be carried forward indefinitely.
Deferred tax assets were recognized in 2017, 2018 and 2019 only to the extent that deferred tax liabilities existed relating to the same taxable entity, which are expected to reverse in the same period as the asset or into which a tax loss may be carried forward.